Significant Concentrations	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 20.	Significant Concentrations

Financial instruments that currently subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, marketable securities and accounts receivable. The Company places its cash primarily in checking and saving accounts with reputable financial institutions. Marketable securities are time deposits with original maturities of greater than three months. The Company has not experienced any material losses on deposits of the Company’s cash and cash equivalents and marketable securities.

The Company derived substantially all of its revenues from sales of display drivers that are incorporated into TFT-LCD panels. The TFT-LCD panel industry is intensely competitive and is vulnerable to cyclical market conditions and subject to price fluctuations. Management expects the Company to be substantially dependent on sales to the TFT-LCD panel industry for the foreseeable future.

The Company depends on two customers for majority of its revenues and the loss of, or a significant reduction in orders would significantly reduce the Company’s revenues and adversely impact the Company’s operating results. The Company’s sales to these two customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2014	2015	2016

Customer A and its affiliates	18.1%	20.1%	22.4%
Customer B and its affiliates	19.6%	21.1%	15.2%

The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	December 31,
	2015	2016

Customer A and its affiliates	22.8%	29.2%
Customer B and its affiliates	22.2%	19.3%

In addition, the Company has at times agreed to extend the payment terms for certain of its customers. Other customers have also requested extension of payment terms, and the Company may grant such requests for extension in the future. As a result, a default by any such customer, a prolonged delay in the payment of accounts receivable, or the extension of payment terms for the Company’s customers would adversely affect the Company’s cash flow, liquidity and operating results. Management performs ongoing credit evaluations of each customer and adjusts credit policy based upon payment history and the customer’s credit worthiness, as determined by the review of their current credit information.

The Company focuses on design, development and marketing of its products and outsources all its semiconductor fabrication, assembly and test. The Company primarily depends on ten foundries to manufacture its wafer, and any failure to obtain sufficient foundry capacity or loss of any of the foundries it uses could significantly delay the Company’s ability to ship its products, cause the Company to lose revenues and damage the Company’s customer relationships.

There are a limited number of companies which supply processed tape used to manufacture the Company’s semiconductor products and therefore, from time to time, shortage of such processed tape may occur. If any of the Company’s suppliers experience difficulties in delivering processed tape used in its products, the Company may not be able to locate alternative sources in a timely manner. Moreover, if shortages of processed tape were to occur, the Company may incur additional costs or be unable to ship its products to customers in a timely manner, which could harm the Company’s business customer relationships and negatively impact its earnings.

A limited number of third-party assembly and testing houses assemble and test substantially all of the Company’s current products. As a result, the Company does not directly control its product delivery schedule, assembly and testing costs and quality assurance and control. If any of these assembly and testing houses experiences capacity constraints or financial difficulties, or suffers any damage to its facilities, or if there is any other disruption of its assembly and testing capacity, the Company may not be able to obtain alternative assembly and testing services in a timely manner. Because the amount of time the Company usually takes to qualify assembly and testing houses, the Company could experience significant delays in product shipments if it is required to find alternative sources. Any problems that the Company may encounter with the delivery, quality or cost of its products could damage the Company’s reputation and result in a loss of customers and orders.